TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are as follows:

	December 31
	2024	2023
	U.S. dollars in thousands
Deferred Tax assets:
Net operating losses carryforward	11,163	8,053
Operating lease liabilities	210	309
Employee benefits	64	70
Inventory write off	277	291
Warrants liability	6	-
Research and development expenses	1,143	1,250
Issuance costs	11	120
Total deferred tax assets	12,874	10,093
Less deferred tax liabilities (related to right of use assets)	(224)	(301)
Deferred tax assets, net	12,650	9,792
Less valuation allowance for deferred tax assets	(12,650)	(9,792)
Deferred tax assets	-	-

	December 31
	2024	2023
	U.S. dollars in thousands
Valuation allowance at beginning of year	(9,792)	(6,258)
Changes in valuation allowance	(2,858)	(3,534)
Valuation allowance at end of year	(12,650)	(9,792)